VIRTUS Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—83.1%
Aerospace & Defense—0.5%
Rocket Lab USA, Inc. 144A 4.250%, 2/1/29(1)	$ 1,025	$ 7,199
Auto Manufacturers—1.4%
Rivian Automotive, Inc.
4.625%, 3/15/29	9,105	9,253
3.625%, 10/15/30	9,765	8,754
		18,007

Biotechnology—3.3%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	15,105	19,621
Bridgebio Pharma, Inc.
2.500%, 3/15/27	7,130	8,867
144A 1.750%, 3/1/31(1)	3,550	4,130
Guardant Health, Inc. 1.250%, 2/15/31	9,160	10,655
		43,273

Commercial Services—2.7%
Affirm Holdings, Inc. 144A 0.750%, 12/15/29(1)	12,890	13,593
Shift4 Payments, Inc. 0.500%, 8/1/27	15,520	16,606
Stride, Inc. 1.125%, 9/1/27	2,070	5,759
		35,958

Computers—9.9%
CyberArk Software Ltd. 144A 0.000%, 6/15/30(1)	15,895	16,332
Lumentum Holdings, Inc. 0.500%, 12/15/26	24,215	28,447
PAR Technology Corp. 1.500%, 10/15/27	11,215	12,820
Parsons Corp. 2.625%, 3/1/29	8,555	9,094
Rubrik, Inc. 144A 0.000%, 6/15/30(1)	12,425	13,007
Seagate HDD Cayman 3.500%, 6/1/28	11,590	20,845
Super Micro Computer, Inc. 3.500%, 3/1/29	10,005	10,425
Varonis Systems, Inc. 144A 1.000%, 9/15/29(1)	9,765	9,897
Western Digital Corp. 3.000%, 11/15/28	5,145	9,235
		130,102

Diversified REITs—1.0%
Digital Realty Trust LP 144A 1.875%, 11/15/29(1)	12,155	12,780
Electric Utilities—4.2%
CenterPoint Energy, Inc. 3.369%, 9/15/29(2)	161	7,791
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	11,705	13,309
	Par Value	Value

Electric Utilities—continued
Southern Co. (The) 144A 3.250%, 6/15/28(1)	$ 21,250	$ 21,356
WEC Energy Group, Inc. 144A 3.375%, 6/1/28(1)	13,170	13,190
		55,646

Electronics—3.3%
Advanced Energy Industries, Inc. 2.500%, 9/15/28	8,625	10,332
Itron, Inc. 1.375%, 7/15/30	6,940	8,252
Mirion Technologies, Inc. 144A 0.250%, 6/1/30(1)	11,695	13,455
OSI Systems, Inc. 144A 2.250%, 8/1/29(1)	8,430	11,435
		43,474

Engineering & Construction—1.0%
Granite Construction, Inc. 3.250%, 6/15/30	9,185	12,533
Entertainment—3.4%
IMAX Corp. 0.500%, 4/1/26	10,060	11,276
Live Nation Entertainment, Inc. 144A 2.875%, 1/15/30(1)	30,430	33,093
		44,369

Financial Services—5.0%
Coinbase Global, Inc. 0.500%, 6/1/26	22,155	25,578
Galaxy Digital Holdings LP 144A 2.500%, 12/1/29(1)	11,090	13,585
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	17,870	19,523
Upstart Holdings, Inc. 144A 1.000%, 11/15/30(1)	6,390	6,494
		65,180

Health Care REITs—2.5%
Welltower OP LLC 144A 3.125%, 7/15/29(1)	24,660	32,687
Healthcare-Products—3.7%
Alphatec Holdings, Inc. 144A 0.750%, 3/15/30(1)	8,855	8,946
Exact Sciences Corp. 144A 1.750%, 4/15/31(1)	8,795	8,046
Insulet Corp. 0.375%, 9/1/26	7,110	9,986
iRhythm Technologies, Inc. 1.500%, 9/1/29	8,325	10,660
Merit Medical Systems, Inc. 144A 3.000%, 2/1/29(1)	4,800	5,999
	Par Value	Value

Healthcare-Products—continued
Repligen Corp. 1.000%, 12/15/28	$ 5,440	$ 5,388
		49,025

Industrial REITs—0.8%
Rexford Industrial Realty LP 144A 4.375%, 3/15/27(1)	11,095	10,984
Internet—7.5%
Alibaba Group Holding Ltd. 0.500%, 6/1/31	4,630	5,898
DoorDash, Inc. 144A 0.000%, 5/15/30(1)	12,715	13,775
Hims & Hers Health, Inc. 144A 0.000%, 5/15/30(1)	3,060	3,201
MakeMyTrip Ltd. 144A 0.000%, 7/1/30(1)	9,590	10,220
Sea Ltd. 2.375%, 12/1/25	3,630	6,448
Spotify USA, Inc. 0.000%, 3/15/26	4,545	6,885
Trip.com Group Ltd. 0.750%, 6/15/29	5,965	6,618
Uber Technologies, Inc.
0.000%, 12/15/25(3)	19,725	23,611
144A 0.000%, 5/15/28(1)	9,345	9,901
Series 2028 0.875%, 12/1/28	2,705	3,859
Wayfair, Inc. 3.250%, 9/15/27	7,015	7,993
		98,409

Investment Companies—1.5%
IREN Ltd.
144A 3.500%, 12/15/29(1)	5,940	7,680
144A 3.250%, 6/15/30(1)	6,475	7,022
Riot Platforms, Inc. 144A 0.750%, 1/15/30(1)	4,825	4,994
		19,696

Leisure Time—2.2%
Carnival Corp. 5.750%, 12/1/27	3,200	7,039
NCL Corp., Ltd. 1.125%, 2/15/27	13,195	12,964
Royal Caribbean Cruises Ltd. 6.000%, 8/15/25	1,355	8,549
		28,552

Life Sciences Tools & Services—1.3%
Tempus AI, Inc. 144A 0.750%, 7/15/30(1)	17,365	17,365
Machinery-Construction & Mining—0.6%
Bloom Energy Corp. 3.000%, 6/1/29	5,825	8,200
See Notes to Schedule of Investments

VIRTUS Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Media—0.7%
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	$ 6,830	$ 9,077
Metal Fabricate/Hardware—1.0%
Xometry, Inc. 144A 0.750%, 6/15/30(1)	12,275	12,501
Mining—0.5%
Centrus Energy Corp. 144A 2.250%, 11/1/30(1)	2,990	6,191
Miscellaneous Manufacturing—0.7%
Axon Enterprise, Inc. 0.500%, 12/15/27	2,450	8,887
Oil, Gas & Consumable Fuels—2.1%
Permian Resources Operating LLC 3.250%, 4/1/28	1,040	2,507
Solaris Energy Infrastructure, Inc. 4.750%, 5/1/30	7,865	10,495
UGI Corp. 5.000%, 6/1/28	10,070	13,876
		26,878

Personal Care Product—0.9%
Oddity Finance LLC 144A 0.000%, 6/15/30(1)	11,235	12,171
Pharmaceuticals—0.8%
Jazz Investments I Ltd. 144A 3.125%, 9/15/30(1)	10,005	10,605
Pipelines—0.8%
Golar LNG Ltd. 144A 2.750%, 12/15/30(1)	10,000	10,268
Retail—0.5%
Burlington Stores, Inc. 1.250%, 12/15/27	4,855	6,260
Semiconductors—2.9%
MACOM Technology Solutions Holdings, Inc. 144A 0.000%, 12/15/29(1)(3)	10,250	10,911
ON Semiconductor Corp. 0.000%, 5/1/27	6,685	7,915
Semtech Corp. 1.625%, 11/1/27	6,245	8,980
Synaptics, Inc. 144A 0.750%, 12/1/31(1)	8,105	7,638
Wolfspeed, Inc. 0.250%, 2/15/28	10,185	2,521
		37,965

Software—13.4%
Alignment Healthcare, Inc. 144A 4.250%, 11/15/29(1)	4,975	6,221
Box, Inc. 144A 1.500%, 9/15/29(1)	9,145	9,397
	Par Value	Value

Software—continued
Cloudflare, Inc. 0.000%, 8/15/26	$ 18,730	$ 22,160
Confluent, Inc. 0.000%, 1/15/27(3)	11,495	10,604
Datadog, Inc. 144A 0.000%, 12/1/29(1)(3)	16,260	15,536
Guidewire Software, Inc. 144A 1.250%, 11/1/29(1)	11,920	14,054
Life360, Inc. 144A 0.000%, 6/1/30(1)	9,430	9,966
MicroStrategy, Inc.
144A 0.000%, 12/1/29(1)(3)	28,510	26,899
144A 0.000%, 3/1/30(1)	7,185	8,416
Nutanix, Inc. 144A 0.500%, 12/15/29(1)	14,080	15,955
Snowflake, Inc. 144A 0.000%, 10/1/29(1)	17,685	27,518
Unity Software, Inc. 144A 0.000%, 3/15/30(1)	9,125	9,303
		176,029

Telecommunications—2.1%
AST SpaceMobile, Inc. 144A 4.250%, 3/1/32(1)	4,120	8,166
GDS Holdings Ltd. 144A 2.250%, 6/1/32(1)	6,500	7,410
InterDigital, Inc. 3.500%, 6/1/27	2,260	6,582
Viavi Solutions, Inc. 1.625%, 3/15/26	5,490	5,525
		27,683

Water Utilities—0.9%
American Water Capital Corp. 3.625%, 6/15/26	11,595	11,640
Total Convertible Bonds and Notes (Identified Cost $987,140)		1,089,594

	Shares
Convertible Preferred Stocks—15.0%
Aerospace & Defense—3.3%
Boeing Co. (The), 6.000%	633,840	43,101
Banks—2.6%
Wells Fargo & Co. Series L, 7.500%	28,720	33,721
Capital Markets—2.4%
Ares Management Corp. Series B, 6.750%	275,635	14,608
KKR & Co., Inc. Series D, 6.250%	319,960	17,150
		31,758

Chemicals—0.4%
Albemarle Corp., 7.250%	150,940	4,845
Electric Utilities—1.4%
NextEra Energy, Inc., 6.926%	156,510	6,220
	Shares	Value

Electric Utilities—continued
PG&E Corp. Series A, 6.000%	324,155	$ 12,188
		18,408

Financial Services—0.5%
Shift4 Payments, Inc., 6.000%	57,525	6,627
Healthcare Providers & Services—0.8%
BrightSpring Health Services, Inc., 6.750%	132,530	10,940
Semiconductors & Semiconductor Equipment—1.1%
Microchip Technology, Inc., 7.500%	214,880	14,320
Software—0.4%
MicroStrategy, Inc., 8.000%	36,705	4,442
Technology Hardware, Storage & Peripherals—0.8%
Hewlett Packard Enterprise Co., 7.625%	185,330	10,912
Trading Companies & Distributors—1.3%
QXO, Inc., 5.500%	275,185	17,059
Total Convertible Preferred Stocks (Identified Cost $179,202)		196,133

Total Long-Term Investments—98.1% (Identified Cost $1,166,342)		1,285,727

TOTAL INVESTMENTS—98.1% (Identified Cost $1,166,342)		$1,285,727
Other assets and liabilities, net—1.9%		25,188
NET ASSETS—100.0%		$1,310,915

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to a value of $579,015 or 44.2% of net assets.
(2)	Represents step coupon bond. Rate shown reflects the rate in effect as of June 30, 2025.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
See Notes to Schedule of Investments

VIRTUS Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
Country Weightings†
United States	87%
Cayman Islands	5
Bermuda	3
Israel	1
Australia	1
Canada	1
Mauritius	1
Other	1
Total	100%
† % of total investments as of June 30, 2025.
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$1,089,594	$—	$1,089,594
Equity Securities:
Convertible Preferred Stocks	196,133	196,133	—
Total Investments	$1,285,727	$196,133	$1,089,594
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Equity-Linked Notes
Investments in Securities
Balance as of September 30, 2024:	$24,809	$24,809
Net realized gain (loss)	(8)	(8)
Net change in unrealized appreciation (depreciation)	(849)	(849)
Sales(a)	(23,952)	(23,952)
Balance as of June 30, 2025	$ —	$ —
(a) Includes paydowns on securities.
See Notes to Schedule of Investments

VIRTUS Convertible Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.
4